FORM N-23c-3 NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number 811 - 10473
Date of Notification: August 7, 2009

2.	Exact name of investment company as specified in registration statement:
Advantage Advisers Multi-Sector Fund I

3.	Address of principal executive office:
200 Park Avenue, 24th Floor, New York, NY 10166
(Number, Street, City, State, Zip Code)

4.	Check one of the following:

A.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☒ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Bryan McKigney
(Name)

Bryan McKigney
Chief Executive Officer and President
(Title)

August 7, 2009

Dear Advantage Advisers Multi-Sector Fund I Shareholder:

Advantage Advisers Multi-Sector Fund I (the “Fund”) was organized in 2002 to allocate its assets among three sectors believed to have attractive growth prospects, with each sector managed by a separate investment sub-adviser.  Advantage Advisers LLC, the investment adviser of the Fund, believes that, since the formation of the Fund, investor interest has waned in this strategy.  The Fund’s Board of Trustees (the “Board”) believes that it is in the best interests of the Fund and its shareholders to wind-up the Fund’s existence.  In particular, the Fund has seen a decline in its assets to $44,170,208 as of June 30, 2009 and a consequential increase in the Fund’s expense ratio.  In addition, the Fund offers to repurchase a certain percentage of its shares each quarter and the Fund’s last quarterly repurchase offer was oversubscribed.

After considering various alternatives and in light of the over-subscribed quarterly repurchase offer, the Board determined that it would be in the best interests of existing shareholders, in advance of winding-up the Fund’s existence, to make a special repurchase offer for 100% of the Fund’s shares at net asset value, as described in the enclosed Special Repurchase Offer.  After the completion of this special repurchase offer, the Fund’s Board has authorized the Fund to call a special meeting of shareholders for the purpose of voting on a proposal to liquidate the Fund.  The net asset value at which the Fund is offering to repurchase your shares will thus reflect an accrual for anticipated expenses of the shareholder meeting and other related expenses.

Additionally, KBW Asset Management Inc., the investment sub-adviser responsible for the Fund’s separate investment account investing in the banking / financial services sector has notified the Fund that it is resigning as investment sub-adviser and the Fund has accepted this notice.   The resignation will take effect August 31, 2009, unless extended.  The resignation of KBW was not due to investment performance, nor has there been any issue of misconduct or impropriety.

Therefore, until September 16, 2009, you are entitled to request that the Fund repurchase shares you own.  If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service.

Page 3 of the attached document contains a Repurchase Request Form.  Your Repurchase Request Form must be received in proper order no later than September 16, 2009 for it to be honored, and your request will be executed at the Fund’s closing net asset value per share on September 18, 2009.  The Repurchase Request Form must be returned to your financial advisor only.  Repurchase Request Forms should NOT be sent directly to the Fund.

All requests to repurchase Fund shares must be received by your Financial Advisor in good order by 4:00 p.m. Eastern Daylight Time on September 16, 2009.

             Oppenheimer Asset Management Inc. • 200 Park Avenue • 24th Floor • New York, NY  10166 • 800-620-6726

If you have questions about repurchases of Fund shares, please contact your financial advisor or refer to the enclosed Special Repurchase Offer that describes the process in detail.

Sincerely,

Bryan McKigney

August 7, 2009

ADVANTAGE ADVISERS MULTI-SECTOR FUND I
SPECIAL REPURCHASE OFFER

1.  The Offer.  Advantage Advisers Multi-Sector Fund I (the “Fund”) is offering to repurchase up to one hundred percent (100%) of the Fund’s shares outstanding as of September 16, 2009, at a share price equal to the Fund’s net asset value per share (“NAV”) on September 18, 2009.  The terms of this offer are described below.  The Fund’s Board of Trustees (the “Board”) believes that it is in the best interests of the Fund and its shareholders to wind-up the Fund’s existence.  This special repurchase offer is designed to provide you with liquidity in advance of the winding-up of the Fund’s existence since the Fund is unaware of any secondary market that exists for your shares. After the completion of this special repurchase offer, the Fund’s Board has authorized the Fund to call a special meeting of shareholders for the purpose of voting on a proposal to liquidate the Fund.

2.  Net Asset Value.  The Fund’s NAV as of the close of business on August 4, 2009 was $17.34 per share.  Since the Fund’s NAV may fluctuate, please contact your financial advisor for the Fund’s latest NAV information.  The Fund’s net asset value is calculated daily and is available under the ticker symbol XAMSX.

3.  Repurchase Request Deadline.  The Fund must receive your properly completed Repurchase Request Form on or before September 16, 2009 at 4:00 p.m. Eastern Daylight Time (the “Repurchase Request Deadline”).  The Repurchase Request Form must be returned to your financial advisor only.  Repurchase Request Forms should NOT be sent directly to the Fund.  You may withdraw or modify your repurchase request at any time prior to that time.

4.  Repurchase Pricing Date.  The Fund will repurchase shares at NAV as of the close of business on
September 18, 2009 (the “Repurchase Pricing Date”).  Please be aware that the Fund’s NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date.  The Fund’s NAV on the Repurchase Pricing Date will reflect an accrual for anticipated expenses of the shareholder meeting the Fund’s Board has authorized the Fund to call after the completion of this special repurchase offer for the purpose of voting on a proposal to liquidate the Fund and other related expenses.

5.  Payment for Shares Repurchased.  Repurchase proceeds will be credited to your brokerage account no later than September 25, 2009, seven days after the Repurchase Pricing Date.

6.  Withdrawal of Shares to be Repurchased.  You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Daylight Time on September 16, 2009.

7.  Suspensions or Postponement of Repurchase Offer.  The Fund may suspend or postpone this repurchase offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees.

These circumstances are limited and may include the following:

(a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund’s net assets;

(c) any period for which the Securities and Exchange Commission permits such suspension or postponement by order for the protection of shareholders; or

(d) any period during which the New York Stock Exchange, or any market on which securities owned by the Fund are principally traded, is closed, or during which trading on the New York Stock Exchange or such market is restricted.

You will be notified if the Fund suspends or postpones this repurchase offer, and will be notified again if the Fund resumes its offer.

8.  Tax Consequences.  You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases.  Shares tendered pursuant to the Fund’s offer will be treated as a taxable sale of the shares.  Any gain or loss you recognize will generally be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

9.  Documents in Proper Form.  The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests.  The Fund reserves the absolute right to reject any or all repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, doing so would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions to this repurchase offer or any defect in any repurchase request.  The Fund’s determinations and interpretations of the terms and conditions of this repurchase offer shall be final and binding.  Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund.  A repurchase request will not be considered eligible until any defects have been corrected or waived.

EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER FUND SHARES AND, IF SO, HOW MANY SHARES TO TENDER.  THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST.  THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS.

FOR THE FUND’S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

Repurchase Request Form
Advantage Advisers Multi-Sector Fund I

This form must be returned to your financial advisor in proper order on or before September 16, 2009 at 4:00 p.m. Eastern Daylight Time if you wish to tender your shares for repurchase by Advantage Advisers Multi-Sector Fund I.  You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Daylight Time on September 16, 2009.

If you have any questions regarding this form, please contact your financial advisor.

Name and address of registered shareholder(s):

Registered Shareholder:
_____________________________________________________

Street Address: _________________________________________

City, State and Zip Code: _________________________________

Account Number: _______________________________________

Social Security Number: __________________________________

Daytime Telephone Number:_______________________________

Please provide a phone number where you can be reached if there are any questions about your request.

SECTION I.     SHARE REPURCHASE

I/We request that Advantage Advisers Multi-Sector Fund I repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A.           ___________ Partial Repurchase:

Please repurchase _______________ shares from my/our account.

Or

Please repurchase $______________ worth of shares from my/our account.

B.           ___ Full Repurchase:

Please repurchase all shares from my/our account.

Kindly note that this Repurchase Request Form must be returned to your Financial Advisor only.
Repurchase Request Forms should NOT be sent directly to the Fund.

SECTION II.    PAYMENT

Proceeds of your tender will be credited to your brokerage account.

SECTION III.  SIGNATURE

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, and attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

_________________________________________________________

Date:   __________________

_________________________________________________________

Date:   __________________